                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Cincinnati Life Insurance Company
Address: 6200 South Gilmore Road
         Fairfield, Ohio 45014

13F File Number: 028-10754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:  Kenneth W. Stecher
Title: Chief Executive Officer
Phone: (513) 870-2000

Signature, Place and Date of Signing:


/s/ Kenneth W. Stecher                Fairfield, Ohio   February 11, 2009
-----------------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                 1

Form 13F Information Table Entry Total           12

Form 13F Information Table Value Total      113,793
                                         (thousands)

List of Other Included Managers

No.    File No.                 Name
---   ---------   --------------------------------
01    028-10798   Cincinnati Financial Corporation


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
                             COLUMN 2                      COLUMN 5
                             TITLE OF  COLUMN 3  COLUMN 4  SHARES/  SH/     COLUMN 6   COLUMN 7 COLUMN 8
           ISSUER              CLASS    CUSIP   FMV (000) PRINCIPAL PRN INVESTMENT DIS OTH MGRS   SOLE     SHARED  NONE
---------------------------- -------- --------- --------- --------- --- -------------- -------- -------- --------- ----
ALLIANCEBERNSTEIN            COMMON   01881G106    38,732 1,863,000 SH  SHARED-OTHER         01       -- 1,863,000   --
DUKE ENERGY CORP             COMMON   26441C105    12,586   838,500 SH  SHARED-OTHER         01       --   838,500   --
FIFTH THIRD BANCORP          COMMON   316773100     8,558 1,036,125 SH  SHARED-OTHER         01       -- 1,036,125   --
FORTUNE BRANDS INC           COMMON   349631101     4,128   100,000 SH  SHARED-OTHER         01       --   100,000   --
GENERAL ELECTRIC CO          COMMON   369604103     1,620   100,000 SH  SHARED-OTHER         01       --   100,000   --
JOHNSON & JOHNSON            COMMON   478160104     7,479   125,000 SH  SHARED-OTHER         01       --   125,000   --
PARTNERRE LTD                COMMON   G6852T105     3,409    47,828 SH  SHARED-OTHER         01       --    47,828   --
PFIZER INC                   COMMON   717081103     5,375   303,500 SH  SHARED-OTHER         01       --   303,500   --
PROCTER & GAMBLE CORPORATION COMMON   742718109     5,979    96,714 SH  SHARED-OTHER         01       --    96,714   --
SPECTRA ENERGY CORP          COMMON   847560109     6,599   419,250 SH  SHARED-OTHER         01       --   419,250   --
SYSCO CORP                   COMMON   871829107       574    25,000 SH  SHARED-OTHER         01       --    25,000   --
WYETH                        COMMON   983024100    18,755   500,000 SH  SHARED-OTHER         01       --   500,000   --
                                                  113,793


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